Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Schedule of Changes in Taxes, Civil and Labor Provisions

Description	Return of aircraft and engines (a)	Tax, civil, labor and other risks	Onerous contracts	Post -employment benefit	Total

At December 31, 2020	1,336,186	155,814	1,340,522	9,953	2,842,475

Additions	790,727	549,791	252,164	212	1,592,894
Reversals	—	—	(970,811)	—	(970,811)
Payments	(95,344)	(146,623)	(150,944)	—	(392,911)
Interest incurred	80,484	—	156,516	740	237,740
Effect of change in financial assumptions	—	—	—	(4,744)	(4,744)
Effect of plan experience	—	—	—	(400)	(400)
Transfers	37,898	—	(37,898)	—	—
Foreign currency exchange	91,488	—	103,858	—	195,346

At December 31, 2021	2,241,439	558,982	693,407	5,761	3,499,589

Additions	678,252	181,136	—	113	859,501
Reversals	—	—	(586,634)	—	(586,634)
Payments	(228,034)	(179,391)	(178,126)	—	(585,551)
Interest incurred	144,563	—	100,975	609	246,147
Effect of change in financial assumptions	—	—	—	(888)	(888)
Effect of plan experience	—	—	—	1,406	1,406
Foreign currency exchange	(160,954)	—	(29,622)	—	(190,576)

At December 31, 2022	2,675,266	560,727	—	7,001	3,242,994

Current	654,897	179,391	—	—	834,288
Non-current	2,020,369	381,336	—	7,001	2,408,706

(a)    Nominal discount rate 11.24% p.a. (as of December 31, 2021 – 9.47% p.a.)

Schedule of Provision for tax civil and labor risks
The balances of the proceedings with estimates of probable and possible losses are shown below:

	Probable loss		Possible loss
	December 31,		December 31,
Description	2022	2021	2022	2021

Tax	263,495	218,051	376,510	217,470
Civil	107,980	69,326	57,871	44,661
Labor	121,842	136,785	43,423	107,427
Other	67,410	134,820	—	—
	560,727	558,982	477,804	369,558

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Below are the assumptions used to calculate post-employment benefits:

	December 31,
Description	2022	2021

Nominal discount rate p.a.	10.96%	10.57%
Actual discount rate p.a.	5.78%	5.30%
Estimated inflation rate in the long term p.a.	4.90%	5.00%
HCCTR - Average nominal inflation rate p.a.	8.05%	8.15%
HCCTR - Actual nominal inflation rate p.a.	3.00%	3.00%
Mortality table	AT-2000 downrated by 10%	AT-2000 downrated by 10%